Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,463,938.48
Previously Paid Amount	0.00
Total Fee Amount	34,525.00
Total Offset Amount	0.00
Net Fee	$ 34,525.00